Financial Instruments (Details 1)	9 Months Ended
Aug. 31, 2022 USD ($)
Total contractual obligations (Member)
Undiscounted future cash flows	$ 11,570,898
Three To Six Months
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Less Than 3 Months
Undiscounted future cash flows	11,570,898
Accounts Payable
Undiscounted future cash flows	4,259,134
Accounts Payable | Less Than 3 Months
Undiscounted future cash flows	4,259,134
Accounts Payable | Three To Six Months
Undiscounted future cash flows	0
Accounts Payable | Six To Nine Months
Undiscounted future cash flows	0
Accounts Payable | Nine Months To One Year
Undiscounted future cash flows	0
Accounts Payable | Greater Than One Year
Undiscounted future cash flows	0
Accrued Liabilities
Undiscounted future cash flows	2,458,853
Accrued Liabilities | Less Than 3 Months
Undiscounted future cash flows	2,458,853
Accrued Liabilities | Three To Six Months
Undiscounted future cash flows	0
Accrued Liabilities | Six To Nine Months
Undiscounted future cash flows	0
Accrued Liabilities | Greater Than One Year
Undiscounted future cash flows	0
Accrued Liabilities | Nine Months To One Year
Undiscounted future cash flows	0
Employee Costs Payable
Undiscounted future cash flows	2,847,509
Employee Costs Payable | Less Than 3 Months
Undiscounted future cash flows	2,847,509
Employee Costs Payable | Three To Six Months
Undiscounted future cash flows	0
Employee Costs Payable | Six To Nine Months
Undiscounted future cash flows	0
Employee Costs Payable | Nine Months To One Year
Undiscounted future cash flows	0
Employee Costs Payable | Greater Than One Year
Undiscounted future cash flows	0
Operating lease liability
Undiscounted future cash flows	43,398
Operating lease liability | Less Than 3 Months
Undiscounted future cash flows	43,398
Operating lease liability | Three To Six Months
Undiscounted future cash flows	0
Operating lease liability | Six To Nine Months
Undiscounted future cash flows	0
Operating lease liability | Nine Months To One Year
Undiscounted future cash flows	0
Operating lease liability | Greater Than One Year
Undiscounted future cash flows	0
Convertible Debentures
Undiscounted future cash flows	1,800,000
Convertible Debentures | Less Than 3 Months
Undiscounted future cash flows	1,800,000
Convertible Debentures | Three To Six Months
Undiscounted future cash flows	0
Convertible Debentures | Six To Nine Months
Undiscounted future cash flows	0
Convertible Debentures | Nine Months To One Year
Undiscounted future cash flows	0
Convertible Debentures | Greater Than One Year
Undiscounted future cash flows	0
Promissory Notes Payable
Undiscounted future cash flows	162,004
Promissory Notes Payable | Less Than 3 Months
Undiscounted future cash flows	162,004
Promissory Notes Payable | Three To Six Months
Undiscounted future cash flows	0
Promissory Notes Payable | Six To Nine Months
Undiscounted future cash flows	0
Promissory Notes Payable | Nine Months To One Year
Undiscounted future cash flows	0
Promissory Notes Payable | Greater Than One Year
Undiscounted future cash flows	$ 0